Share Based Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of non-vested shares
Non-vested at beginning of year, shares	300,074	2,310,000	215,000
Non-vested at beginning of year, weighted average exercise price	$ 4.43	$ 0.44	$ 2.04
Granted	$ 5.45	$ 5.45	$ 0.33
Granted, shares	40,305	253,930	4,168,181
Vested	$ 0.47	$ 0.47	$ 0.43
Vested, shares	(185,330)	(2,263,856)	(2,048,181)
Forfeited	$ 0.00		$ 2.50
Forfeited, shares	0		(25,000)
Non-vested at end of year, shares	155,049	300,074	2,310,000
Non-vested at end of year, weighted average exercise price	$ 4.43	$ 4.43	$ 0.44